Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary Shares		Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2021		[1]	$ 199,469	$ (119,646)	$ 79,823
Balance (in Shares) at Dec. 31, 2021	63,016,856
Stock-based compensation			8,793		8,793
Stock-based compensation to service providers			354		354
Exercise of options and vested RSUs			277		277
Exercise of options and vested RSUs (in Shares)	1,144,034
Net loss		[1]		(40,494)	(40,494)
Balance at Dec. 31, 2022		[1]	208,893	(160,140)	48,753
Balance (in Shares) at Dec. 31, 2022	64,160,890
Issuance of ordinary shares and warrants, net of issuance costs		[1]	22,496		22,496
Issuance of ordinary shares and warrants, net of issuance costs (in Shares)	11,794,873
Stock-based compensation			13,012		13,012
Stock-based compensation to service providers		[1]	629		629
Exercise of options and vested RSUs			703		703
Exercise of options and vested RSUs (in Shares)	1,969,332
Net loss				(43,500)	(43,500)
Balance at Dec. 31, 2023		[1]	245,733	(203,640)	42,093
Balance (in Shares) at Dec. 31, 2023	77,925,095
Issuance of ordinary shares and warrants, net of issuance costs		[1]	13,787		13,787
Issuance of ordinary shares and warrants, net of issuance costs (in Shares)	4,293,957
Stock-based compensation			14,542		14,542
Stock-based compensation to service providers			1,186		1,186
Exercise of options and vested RSUs		[1]	205		205
Exercise of options and vested RSUs (in Shares)	3,530,279
Net loss				(49,317)	(49,317)
Balance at Dec. 31, 2024		[1]	$ 275,453	$ (252,957)	$ 22,496
Balance (in Shares) at Dec. 31, 2024	85,749,331

[1]	Represents less than $1.